BUSINESS ACQUISITION - Acquisition of handong and wuhan in 2017 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 75,021	$ 64,222
Acquisitions of after-sales service centers
Business Acquisition [Line Items]
Capital injection receivable	651
Inventory	35
Goodwill	16,244
Noncontrolling interest	4,873
The purchase price comprised of:
- Cash consideration	686
- Contingent consideration	11,371
Total	$ 12,057